united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Item 1. Reports to Stockholders.

Zeo Short Duration Income Fund

Class I : ZEOIX

Zeo Sustainable Credit Fund

Class I : ZSRIX

SEMI-ANNUAL REPORT
October 31, 2019

1-855-ZEO-FUND
(1-855-936-3863)

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.zeo.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Zeo Short Duration Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019, compared to its benchmark:

				Inception** -
		One Year	Five Year	October 31, 2019
Annualized Average Returns:	Six Months	(Annualized)	(Annualized)	(Annualized)
Zeo Short Duration Income Fund - Class I	1.74%	4.16%	3.04%	3.11%
Bloomberg Barclays U.S. Aggregate Bond Index ***	5.71%	11.51%	3.24%	3.33%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the fee table in the Fund’s Prospectus dated August 28, 2019, is 1.03% for Class I shares. For performance information current to the most recent month-end, please call 1-855-936-3863.

**	Inception date is May 31, 2011.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. Investors cannot invest directly in an index.

Please visit www.zeo.com for the most recent information on the funds and to join our email distribution to receive quarterly commentaries and notices to participate in investor calls. Any questions can be directed to InvestorRelations@zeo.com.

Portfolio Composition as of October 31, 2019	% of Net Assets
Bonds & Notes	82.0%
Term Loans	12.5%
Preferred Stock	1.9%
Convertible Bonds	1.2%
Other Assets, Cash & Cash Equivalents	2.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Zeo Sustainable Credit Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

The Fund’s performance figures* for the period ended October 31, 2019, compared to its benchmark:

Inception** -
Annualized Average Returns:	October 31, 2019
Zeo Sustainable Credit Fund - Class I	1.03%
Bloomberg Barclays U.S. Aggregate Bond Index ***	3.87%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the fee table in the Fund’s Prospectus dated April 3, 2019, is 1.25% for Class I shares. For performance information current to the most recent month-end, please call 1-855-936-3863.

**	Inception date is May 31, 2019.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. Investors cannot invest directly in an index.

Please visit www.zeo.com for the most recent information on the funds and to join our email distribution to receive quarterly commentaries and notices to participate in investor calls. Any questions can be directed to InvestorRelations@zeo.com.

Portfolio Composition as of October 31, 2019	% of Net Assets
Bonds & Notes	64.6%
Term Loans	7.9%
Preferred Stock	2.0%
Other Assets, Cash & Cash Equivalents	25.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019

Shares		Fair Value
	PREFERRED STOCK - 1.9%
	BANKS - 1.2%
4,808,000	JPMorgan Chase & Co., 5.41%	$4,836,848

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
2,710,000	American Express Co., 5.20%	2,723,550

	TOTAL PREFERRED STOCK (Cost - $7,519,845)	7,560,398

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 82.0%
	AEROSPACE/DEFENSE - 3.5%
$13,654,000	Moog, Inc. (a)	5.250	12/1/2022	13,841,743

	AUTO MANUFACTURERS - 0.9%
3,561,000	Allison Transmission, Inc. (a)	5.000	10/1/2024	3,645,574

	AUTO PARTS & EQUIPMENT - 2.8%
10,953,000	Nexteer Automotive Group LLC (a)	5.875	11/15/2021	11,139,201

	CHEMICALS - 2.9%
11,492,000	Syngenta Finance NV (a)	3.698	4/24/2020	11,545,852

	COMMERCIAL SERVICES - 3.6%
7,703,000	Nielsen Co. Luxembourg (a)	5.500	10/1/2021	7,722,258
6,623,000	Nielsen Finance LLC	4.500	10/1/2020	6,632,934
				14,355,192
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.6%
18,250,000	WESCO Distribution, Inc.	5.375	12/15/2021	18,318,437

	ENTERTAINMENT - 2.6%
7,203,000	Lions Gate Capital Holdings LLC (a)	5.875	11/1/2024	6,806,835
3,502,000	Live Nation Entertainment, Inc. (a)	5.375	6/15/2022	3,549,032
				10,355,867
	ENVIRONMENTAL CONTROL - 0.7%
2,715,000	Clean Harbors, Inc. (a)	4.875	7/15/2027	2,830,225

	FOREST PRODUCTS & PAPER - 3.7%
7,235,000	Mercer International, Inc.	6.500	2/1/2024	7,452,050
7,264,000	Neenah Paper, Inc. (a)	5.250	5/15/2021	7,264,000
				14,716,050
	HOME FURNISHINGS - 1.8%
2,321,000	Tempur Sealy International, Inc.	5.625	10/15/2023	2,387,729
4,639,000	Tempur Sealy International, Inc.	5.500	6/15/2026	4,853,554
				7,241,283
	HOUSEHOLD PRODUCTS/WARES - 5.0%
18,950,000	Central Garden & Pet Co.	6.125	11/15/2023	19,589,562

	INTERNET - 8.2%
11,537,000	Cogent Communications Finance, Inc. (a)	5.625	4/15/2021	11,666,791
5,776,000	Expedia Group, Inc.	5.950	8/15/2020	5,946,828
14,194,000	Match Group, Inc.	6.375	6/1/2024	14,939,185
				32,552,804
	IRON/STEEL - 4.2%
4,219,000	Steel Dynamics, Inc.	5.125	10/1/2021	4,233,766
12,099,000	Steel Dynamics, Inc.	5.500	10/1/2024	12,465,358
				16,699,124

See accompanying notes to financial statements.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Par Value		Coupon Rate (%)		Maturity	Fair Value
	MACHINERY - DIVERSIFIED - 6.2%
$23,749,000	ATS Automation Tooling Systems, Inc. (a)	6.500		6/15/2023	$24,520,842

	MEDIA - 4.4%
6,678,000	CCO Holdings LLC (a)	5.125		5/1/2023	6,836,602
4,445,000	CSC Holdings LLC (a)	5.375		7/15/2023	4,561,681
875,000	Virgin Media Finance PLC	5.250		2/15/2022	896,875
4,760,000	Virgin Media Finance PLC (a)	6.000		10/15/2024	4,908,750
					17,203,908
	MISCELLANEOUS MANUFACTURING - 1.5%
6,000,000	American Outdoor Brands (a)	5.000		8/28/2020	5,970,000

	PACKAGING & CONTAINERS - 5.8%
3,772,000	Berry Global, Inc.	6.000		10/15/2022	3,838,010
841,000	LABL Escrow Issuer LLC (a)	6.750		7/15/2026	873,589
4,188,484	Reynolds Group Issuer, Inc.	5.750		10/15/2020	4,202,934
9,894,000	Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.50% (a)	5.501	(b)	7/15/2021	9,918,735
3,754,000	Trident TPI Holdings, Inc. (a)	9.250		8/1/2024	3,641,380
621,000	WestRock MWV LLC	9.750		6/15/2020	647,862
					23,122,510
	REITS - 5.2%
17,641,000	Equinix, Inc.	5.375		1/1/2022	17,988,528
888,000	Equinix, Inc.	5.375		4/1/2023	907,048
1,806,000	Equinix, Inc.	5.750		1/1/2025	1,867,007
					20,762,583
	RETAIL - 10.5%
11,466,000	Caleres, Inc.	6.250		8/15/2023	11,781,315
13,611,000	Men’s Warehouse, Inc.	7.000		7/1/2022	13,338,780
5,328,000	Michaels Stores, Inc. (a)	8.000		7/15/2027	5,288,040
12,309,000	PriSo Acquisition Corp. (a)	9.000		5/15/2023	11,324,280
					41,732,415
	SOFTWARE - 1.5%
5,599,000	Open Text Corp. (a)	5.625		1/15/2023	5,703,981

	TELECOMMUNICATIONS - 2.4%
6,430,000	T-Mobile USA, Inc.	6.000		3/1/2023	6,542,525
2,649,000	T-Mobile USA, Inc.	6.500		1/15/2026	2,841,052
					9,383,577

	TOTAL BONDS & NOTES (Cost - $325,235,868)				325,230,730

	CONVERTIBLE BONDS - 1.2%
	AGRICULTURE - 1.2%
4,657,000	Vector Group Ltd. (Cost - $4,779,246)	1.750		4/15/2020	4,773,425

	TERM LOANS - 12.5%
	CONSUMER SERVICES - 1.1%
4,477,500	Cast & Crew Payroll, 3 mo. LIBOR + 4.00%	5.790	(b)	1/16/2026	4,496,171

	CONTAINERS AND PACKAGING - 1.0%
4,000,000	LABL, Inc., 3 mo. LIBOR + 4.50%	6.532	(b)	6/18/2026	3,997,000

	ENTERTAINMENT - 1.6%
6,559,028	Lions Gate Entertainment Corp., 3 mo. LIBOR + 2.25%	4.036	(b)	12/8/2023	6,345,859

See accompanying notes to financial statements.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Par Value		Coupon Rate (%)		Maturity	Fair Value
	FOOD & BEVERAGE - 1.8%
$4,472,070	Arctic Glacier Co., 3 mo. LIBOR + 3.50%	5.544	(b)	3/20/2024	$4,267,115
2,992,409	Wells Enterprises, 3 mo. LIBOR + 3.50%	4.786	(b)	3/29/2025	2,977,447
					7,244,562
	MEDIA - 1.5%
5,793,938	Trader Corp., 3 mo. LIBOR + 3.00%	4.804	(b)	9/28/2023	5,772,211

	RETAIL - 1.0%
3,983,016	Michaels Stores, Inc., 3 mo. LIBOR + 2.24%	4.544	(b)	1/28/2023	3,877,745

	SOFTWARE - 4.5%
3,401,466	Hyland Software, Inc., 3 mo. LIBOR + 3.25%	5.294	(b)	7/1/2022	3,375,956
14,650,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	9.044	(b)	7/1/2023	14,668,313
					18,044,269

	TOTAL TERM LOANS (Cost - $50,151,120)				49,777,817

Shares
	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
8,743,694	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, to yield 1.00% (Cost - $8,743,694) (c)	8,743,694

	TOTAL INVESTMENTS - 99.8% (Cost - $396,429,773)	$396,086,064
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	686,391
	NET ASSETS - 100.0%	$396,772,455

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At October 31, 2019 these securities amounted to $163,559,391 or 41.2% of net assets.

(b)	Floating rate security; interest rate shown reflects the effective rate as of October 31, 2019.

(c)	Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of October 31, 2019 is 1.90%.

LLC -	Limited Liability Company

PLC -	Public Limited Co.

REITS -	Real Estate Investment Trusts

See accompanying notes to financial statements.

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019

Shares		Fair Value
	PREFERRED STOCK - 2.0%
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
124,000	American Express Co., 5.20% (Cost - $124,102)	$124,620

Par Value		Coupon Rate (%)		Maturity
	BONDS & NOTES - 64.6%
	APPAREL - 1.0%
$60,000	Hanesbrands, Inc. (a)	4.875		5/15/2026	63,450

	AUTO MANUFACTURERS - 6.5%
226,000	Allison Transmission, Inc. (a)	5.000		10/1/2024	231,367
172,000	Allison Transmission, Inc. (a)	4.750		10/1/2027	176,300
					407,667
	AUTO PARTS & EQUIPMENT - 3.2%
200,000	Nexteer Automotive Group Ltd. (a)	5.875		11/15/2021	203,400

	ENTERTAINMENT - 3.1%
210,000	Lions Gate Capital Holdings LLC (a)	5.875		11/1/2024	198,450

	ENVIRONMENTAL CONTROL - 4.8%
288,000	Clean Harbors, Inc. (a)	4.875		7/15/2027	300,223

	FOOD - 2.0%
122,000	US Foods, Inc. (a)	5.875		6/15/2024	125,660

	FOREST PRODUCTS & PAPER - 3.3%
205,000	Mercer International, Inc.	6.500		2/1/2024	211,150

	INTERNET - 1.9%
116,000	Cogent Communications Finance, Inc. (a)	5.625		4/15/2021	117,305

	IRON/STEEL - 7.0%
427,000	Steel Dynamics, Inc.	5.500		10/1/2024	439,930

	MEDIA - 9.8%
200,000	CSC Holdings LLC (a)	5.375		7/15/2023	205,250
400,000	Virgin Media Finance PLC	5.250		2/15/2022	410,000
					615,250
	PACKAGING & CONTAINERS - 5.6%
196,729	Reynolds Group Issuer, Inc.	5.750		10/15/2020	197,408
82,000	Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.50% (a)	5.501	(b)	7/15/2021	82,205
76,000	Trident TPI Holdings, Inc. (a)	9.250		8/1/2024	73,720
					353,333
	REITS - 3.7%
112,000	Equinix, Inc.	5.375		4/1/2023	114,402
112,000	Equinix, Inc.	5.750		1/1/2025	115,783
					230,185
	RETAIL - 8.3%
220,000	Caleres, Inc.	6.250		8/15/2023	226,050
60,000	Men’s Warehouse, Inc.	7.000		7/1/2022	58,800
242,000	Michaels Stores, Inc. (a)	8.000		7/15/2027	240,185
					525,035
	SOFTWARE - 2.4%
151,000	Open Text Corp. (a)	5.625		1/15/2023	153,831

See accompanying notes to financial statements.

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Par Value		Coupon Rate (%)		Maturity	Fair Value
	TELECOMMUNICATIONS - 2.0%
$116,000	T-Mobile USA Inc	6.500		1/15/2026	$124,410

	TOTAL BONDS & NOTES (Cost - $4,062,718)				4,069,279

	TERM LOANS - 7.9%
	ENTERTAINMENT - 1.0%
64,000	Lions Gate Entertainment Corp., 3 mo. LIBOR + 2.25%	4.036	(b)	12/8/2023	61,920

	SOFTWARE - 6.9%
435,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	9.044	(b)	7/1/2023	435,544

	TOTAL TERM LOANS (Cost - $500,665)				497,464

Shares
	SHORT-TERM INVESTMENT - 34.7%
	MONEY MARKET FUND - 34.7%
2,187,462	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, to yield 1.00% (Cost - $2,187,462) (c)	2,187,462

	TOTAL INVESTMENTS - 109.2% (Cost - $6,874,947)	$6,878,825
	OTHER ASSETS LESS LIABILITIES - NET - (9.2)%	(581,371)
	NET ASSETS - 100.0%	$6,297,454

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At October 31, 2019 these securities amounted to $2,171,346 or 34.5% of net assets.

(b)	Floating rate security; interest rate shown reflects the effective rate as of October 31, 2019.

(c)	Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of October 31, 2019 is 1.90%.

LLC -	Limited Liability Company

PLC -	Public Limited Co.

REITS -	Real Estate Investment Trusts

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2019

	Zeo Short Duration Income Fund	Zeo Sustainable Credit Fund
ASSETS
Investment securities:
At cost	$396,429,773	$6,874,947
At value	$396,086,064	$6,878,825
Due from Advisor (Note 3)	—	2,756
Receivable for Fund shares sold	747,126	—
Interest receivable	5,763,503	62,556
Prepaid expenses and other assets	40,121	5,202
TOTAL ASSETS	402,636,814	6,949,339

LIABILITIES
Payable for securities purchased	5,511,231	632,980
Payable for Fund shares repurchased	29,416	—
Investment advisory fees payable	251,516	—
Payable to related parties	43,171	5,008
Accrued expenses and other liabilities	29,025	13,897
TOTAL LIABILITIES	5,864,359	651,885
NET ASSETS	$396,772,455	$6,297,454

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$398,049,439	$6,292,977
Accumulated earnings (losses)	(1,276,984)	4,477
NET ASSETS	$396,772,455	$6,297,454

Net Asset Value Per Share:
Class I Shares:
Net Assets	$396,772,455	$6,297,454
Shares of beneficial interest outstanding	39,771,409	627,907
Net Asset Value (Net Assets / Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.98	$10.03

(a)	The Funds may charge a 1.00% fee on redemption of shares held for less than 30 days.

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended October 31, 2019

	Zeo Short Duration Income Fund	Zeo Sustainable Credit Fund *
INVESTMENT INCOME
Dividends	$230,784	$882
Interest	8,997,687	58,341
TOTAL INVESTMENT INCOME	9,228,471	59,223

EXPENSES
Investment advisory fees	1,459,149	13,740
Administrative services fees	174,814	3,046
Third party administrative servicing fees	144,282	1,040
Transfer agent fees	41,053	7,089
Registration fees	34,427	2,065
Custodian fees	19,082	2,028
Printing and postage expenses	18,175	2,612
Compliance officer fees	15,200	2,884
Audit fees	9,176	7,697
Legal fees	8,619	6,395
Trustees’ fees and expenses	7,149	6,083
Insurance expense	3,922	256
Other expenses	2,975	1,216
TOTAL EXPENSES	1,938,023	56,151
Less: Fees waived/reimbursed by the Advisor	—	(33,167)
NET EXPENSES	1,938,023	22,984
NET INVESTMENT INCOME	7,290,448	36,239

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	591,727	(672)
Net change in unrealized appreciation (depreciation) of investments	(1,441,625)	3,878
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(849,898)	3,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,440,550	$39,445

(*)	The Zeo Sustainable Credit Fund commenced operations on June 5, 2019.

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Zeo Short Duration Income Fund

	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
	(Unaudited)
FROM OPERATIONS
Net investment income	$7,290,448	$11,245,744
Net realized gain from security transactions	591,727	359,924
Net change in unrealized appreciation (depreciation) of investments	(1,441,625)	1,283,466
Net increase in net assets resulting from operations	6,440,550	12,889,134

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(7,090,429)	(11,284,955)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	55,720,677	180,606,970 *
Net asset value of shares issued in reinvestment of distributions to shareholders	5,822,574	9,063,020
Payments for shares redeemed	(41,555,286)	(92,840,490)
Redemption fee proceeds	2,588	11,022
Net increase in net assets from shares of beneficial interest	19,990,553	96,840,522

TOTAL INCREASE IN NET ASSETS	19,340,674	98,444,701

NET ASSETS
Beginning of Period	377,431,781	278,987,080
End of Period	$396,772,455	$377,431,781

SHARE ACTIVITY
Shares Sold	5,575,778	18,144,286
Shares Reinvested	583,541	911,994
Shares Redeemed	(4,157,467)	(9,328,551)
Net increase in shares of beneficial interest outstanding	2,001,852	9,727,729

*	Includes proceeds of $5,666,968 from contributions in-kind.

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF CHANGES IN NET ASSETS

Zeo Sustainable Credit Fund

Period Ended
October 31, 2019 *
(Unaudited)
FROM OPERATIONS
Net investment income	$36,239
Net realized loss from security transactions	(672)
Net change in unrealized appreciation (depreciation) of investments	3,878
Net increase in net assets resulting from operations	39,445

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(34,968)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,488,396
Net asset value of shares issued in reinvestment of distributions to shareholders	34,883
Payments for shares redeemed	(232,628)
Redemption fee proceeds	2,326
Net increase in net assets from shares of beneficial interest	6,292,977

TOTAL INCREASE IN NET ASSETS	6,297,454

NET ASSETS
Beginning of Period	—
End of Period	$6,297,454

SHARE ACTIVITY
Shares Sold	647,691
Shares Reinvested	3,479
Shares Redeemed	(23,263)
Net increase in shares of beneficial interest outstanding	627,907

* The Zeo Sustainable Credit Fund commenced operations on June 5, 2019.

See accompanying notes to financial statements.

Zeo Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Zeo Short Duration Income Fund
	Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.99		$9.95	$9.97	$9.87	$10.05	$10.12
Activity from investment operations:
Net investment income (1)	0.19		0.35	0.25	0.27	0.33	0.37
Net realized and unrealized gain (loss) on investments	(0.02)		0.03	(0.02)	0.08	(0.19)	(0.07)
Total from investment operations	0.17		0.38	0.23	0.35	0.14	0.30
Paid-in-Capital from
Redemption fees (2)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.18)		(0.34)	(0.25)	(0.25)	(0.32)	(0.35)
Net realized gains	—		—	—	—	—	(0.02)
Total distributions	(0.18)		(0.34)	(0.25)	(0.25)	(0.32)	(0.37)
Net asset value, end of period	$9.98		$9.99	$9.95	$9.97	$9.87	$10.05
Total return (3)	1.74	% (4)	3.92%	2.28%	3.63%	1.41%	3.02%
Net assets, end of period (000s)	$396,772		$377,432	$278,987	$242,206	$216,891	$138,531
Ratio of expenses to average net assets	1.00	% (5)	1.01%	1.27%	1.29%	1.25%	1.28%
Net investment income, net waiver or recapture	3.75	% (5)	3.48%	2.51%	2.69%	3.31%	3.69%
Portfolio turnover rate	44	% (4)	135%	152%	152%	135%	143%

*	Zeo Short Duration Income Fund was formerly known as Zeo Strategic Income Fund.

(1)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for each period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

Zeo Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Zeo Sustainable Credit Fund
	Class I

	Period Ended
	October 31, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.09
Paid-in-Capital from
Redemption fees	0.01
Less distributions from:
Net investment income	(0.07)
Net asset value, end of period	$10.03
Total return (3)	1.03	% (4)
Net assets, end of period (000s)	$6,297
Expenses, before waiver (5)	3.05	% (6)
Expenses, net waiver	1.25	% (6)
Net investment income, net waiver	1.97	% (6)
Portfolio turnover rate	24	% (4)

(1)	The Zeo Sustainable Credit Fund commenced operations on June 5, 2019.

(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent any fee waivers and expense reimbursements by the Advisor.

(6)	Annualized.

See accompanying notes to financial statements.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2019

1.	ORGANIZATION

The Zeo Short Duration Income Fund and the Zeo Sustainable Credit Fund (each a “Fund” and collectively the “Funds”) are each series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Zeo Short Duration Fund is a de-facto (acting as) diversified fund and the Zeo Sustainable Credit Fund is a non-diversified fund. The Zeo Short Duration Income Fund seeks low volatility and absolute returns consisting of income and moderate capital appreciation. The Zeo Sustainable Credit Fund seeks risk-adjusted total returns consisting of income and moderate capital appreciation. The Funds currently offer Class I shares, which commenced operations on May 31, 2011 for the Zeo Short Duration Income Fund and June 5, 2019 for the Zeo Sustainable Credit Fund. Class I shares are offered at net asset value.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the current bid price on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities and term loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third-party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. For the six months ended October 31, 2019, there were two fair valued securities in Zeo Short Duration Income Fund in the amount of $13,234,000.

Fair Valuation Process – As noted above, the fair value committee is comprised of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019 for the Funds’ investments measured at fair value:

Zeo Short Duration Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stock	$7,560,398	$—	$—	$7,560,398
Bonds & Notes	—	325,230,730	—	325,230,730
Convertible Bonds	—	4,773,425	—	4,773,425
Term Loans	—	49,777,817	—	49,777,817
Short-Term Investment	8,743,694	—	—	8,743,694
Total	$16,304,092	$379,781,972	$—	$396,086,064

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

Zeo Sustainable Credit Fund

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stock	$124,620	$—	$—	$124,620
Bonds & Notes	—	4,069,279	—	4,069,279
Term Loans	—	497,464	—	497,464
Short-Term Investment	2,187,462	—	—	2,187,462
Total	$2,312,082	$4,566,743	$—	$6,878,825

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for security classifications.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Tax – The Funds intend to continue to qualify each as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years from April 30, 2017 through April 30, 2019, or expected to be taken in the Funds’ April 30, 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least monthly. The Funds will declare and pay net realized capital gains, if any, annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Zeo Capital Advisors, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, with respect to the Funds (the “Advisory Agreement”), the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by other service providers. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of each Fund’s average daily net assets. Prior to May 1, 2018, the Advisor received monthly fees calculated at an annual rate of 1.00% on the first $250 million in net assets and 0.75% on net assets greater than $250 million for the Zeo Short Duration Income Fund. For the period ended October 31, 2019, the Zeo Short Duration Income Fund incurred $1,459,149 in advisory fees and the Zeo Sustainable Credit Fund incurred $13,740 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.25% per annum of the Fund’s average daily net assets for Class I shares (the “Expense Limitation”). Prior to August 28, 2019, the Expense Limitation was 1.50% for the Zeo Short Duration Income Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Funds, on a rolling three year basis, for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Funds and their shareholders. With respect to the Zeo Sustainable Credit Fund, the Advisor waived fees in the amount of $13,740 and also reimbursed expenses in the amount of $19,427 for the period ended October 31, 2019.

Northern Lights Distributors, LLC (“NLD” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended October 31, 2019, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides fund administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Zeo Short Duration Income Fund	$220,883,283	$154,709,163
Zeo Sustainable Credit Fund	5,294,878	599,858

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At October 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Zeo Short Duration Income Fund	$396,498,981	$1,694,155	$(2,107,072)	$(412,917)
Zeo Sustainable Credit Fund	6,874,947	22,711	(18,833)	3,878

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Zeo Sustainable Credit Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Goldman Sachs Financial Square Funds – Treasury Instruments Fund – Institutional Shares, a registered open-end investment company (“Goldman Sachs”). The Zeo Sustainable Credit Fund may redeem its investment from Goldman Sachs at any time if the Advisor determines that it is in the best interest of the Zeo Sustainable Credit Fund and its shareholders to do so.

The performance of the Zeo Sustainable Credit Fund will be directly affected by the performance of Goldman Sachs. The annual reports of Goldman Sachs, along with the report of the independent registered public accounting firm is included in Goldman Sachs’ N-CSR available at “www.sec.gov” or on the website “www.goldmansachs.com”. As of October 31, 2019, the percentage of the Zeo Sustainable Credit Fund’s net assets invested in Goldman Sachs was 34.7%.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2019, Charles Schwab & Co, Inc. and National Financial Services held approximately 33.1% and 53.6%, respectively, of the voting securities of the Zeo Short Duration Income Fund. As of October 31, 2019, Charles Schwab & Co, Inc. help approximately 91.4% of the voting securities of the Zeo Sustainable Credit Fund.

8.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the period ended October 31, 2019, the Zeo Short Duration Income Fund assessed $2,588 in redemption fees and the Zeo Sustainable Credit Fund assessed $2,326 in redemption fees.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2019 and April 30, 2018 was as follows:

Zeo Short Duration Income Fund

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2019	April 30, 2018
Ordinary Income	$11,284,955	$6,233,532

As of April 30, 2019, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Unrealized	Total
	Ordinary	Carry	Appreciation/	Accumulated
Fund	Income	Forwards	(Depreciation)	Earnings/(Deficits)
Zeo Short Duration Income Fund	$221,619	$(1,877,432)	$1,028,708	$(627,105)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for perpetual bonds.

At April 30, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Fund	Long-Term	Total	Utilized
Zeo Short Duration Income Fund	$1,877,432	$1,877,432	$325,273

10.	NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Zeo Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zeo Short Duration Income Fund

	Beginning	Ending	Expenses Paid	Fund’s
	Account Value	Account Value	During Period*	Annualized
Actual	5/1/19	10/31/19	5/1/19 – 10/31/19	Expense Ratio**
Class I	$1,000.00	$1,017.40	$5.07	1.00%

Hypothetical	Beginning	Ending	Expenses Paid	Fund’s
(5% return before	Account Value	Account Value	During Period*	Annualized
expenses)	5/1/19	10/31/19	5/1/19 – 10/31/19	Expense Ratio**
Class I	$1,000.00	$1,020.11	$5.08	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

Zeo Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2019

Zeo Sustainable Credit Fund

	Beginning	Ending	Expenses Paid	Fund’s
	Account Value	Account Value	During Period	Annualized
Actual *	6/5/19	10/31/19	6/5/19 – 10/31/19	Expense Ratio
Class I	$1,000.00	$1,010.30	$5.08	1.25%

Hypothetical **	Beginning	Ending	Expenses Paid	Fund’s
(5% return before	Account Value	Account Value	During Period	Annualized
expenses)	5/1/19	10/31/19	5/1/19 – 10/31/19	Expense Ratio
Class I	$1,000.00	$1,018.85	$6.34	1.25%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (148) divided by the number of days in the fiscal year (366).

**	Hypothetical expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184), divided by the number of days in the fiscal year (366).

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2019

Zeo Short Duration Income Fund (Adviser - Zeo Capital Advisors, LLC)*

In connection with the regular meeting held on March 27-28, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Zeo Capital Advisors, LLC (“Adviser”) and the Trust, with respect to the Zeo Short Duration Income Fund (referred to as the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that ZCA was founded in 2009, specialized in fixed income investment strategies, and had approximately $354 million in assets under management, primarily for a short duration income fund and separately managed accounts. The Trustees discussed the background information of the personnel responsible for servicing the Fund, noting the February 2019 departure of one portfolio manager and confirmed with ZCA that the departure would not negatively impact the level of services provided. They discussed the adviser’s investment process, noting that it utilized market screens and discussions with active market participants and research analysts to initially identify investment opportunities, which was then followed by deep fundamental analysis. The Trustees discussed the adviser’s risk management process, noting how the adviser sought to mitigate interest rate risk, credit risk and liquidity risk. The Trustees observed that the adviser monitored compliance with the Fund’s investment limitations through a proprietary technology platform on a daily basis. They discussed the adviser’s broker selection process and methods for determining best execution, noting that the adviser took a variety of factors into consideration. The Trustees noted that the adviser had remained disciplined and consistent with its investment process that emphasized risk management and detailed analysis. The Trustees noted their familiarity with ZCA from their experience with another Zeo series that ZCA managed within the Trust. The Trustees concluded that ZCA was expected to provide high quality service to the Fund for the benefit of shareholders.

Performance. The Trustees evaluated the performance of the Fund, noting the Fund’s objective to seek low volatility and absolute returns, consistent with income and moderate appreciation. They discussed the Fund’s strategy, highlighting that one of the strategy’s goals emphasized principal protection. They noted that over the 1-year period, the Fund returned 1.78%, outperforming its benchmark, as well as the Broadridge peer group and Morningstar category medians. They also noted that over the 3-year period, while the Fund outperformed its benchmark, it underperformed its category median and peer group median. The Trustees noted that despite the low relative three year performance numbers, Zeo maintained strong relative volatility and MPT statistics. They further noted that over the 5-year and since inception time periods, the Fund outperformed its benchmark and peer group median, while underperforming the category median. They considered the adviser’s assertion that the Fund’s strategy was materially different

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2019

than the strategies generally used by funds in the High Yield Bond category, which made comparison of Fund performance to the category less meaningful, and they agreed that the assertion appeared reasonable. The Trustees considered that the Fund had performed consistent with its strategy and maintained its focus on risk management, while delivering positive returns for shareholders. After discussion, the Trustees concluded that the Fund’s performance was satisfactory.

Fees and Expenses. The Trustees noted that the current advisory fee of 0.75% was higher than the Broadridge peer group median and average and its Morningstar category median and average, but noted that it matched the top end range of its peer group. The Trustees considered, however, that the adviser recently reduced its advisory fee from 1.00% to 0.75%, which had made it more competitive. The Trustees considered the adviser’s explanation that the execution of the Fund’s strategy required the application of a more rigorous and selective approach. The Trustees noted that the Fund’s net expense ratio of 1.03% was higher than its peer group median and average and its Morningstar category median and average, but considered the adviser’s explanation that overall expenses would decrease as the Fund achieved economies of scale. The Trustees noted that Zeo’s assets under management were significantly lower than many of its peers. They further noted that there was an expense limitation agreement in place with respect to the Fund. Based on these factors, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale would be realized by the adviser with respect to management of the Fund. They noted that there previously was a breakpoint in place at $250 million in assets, which was subsumed by the fee reduction to 0.75% on all assets. They noted that the adviser was not currently considering future breakpoints given the recent reduction in its fee. The Trustees considered the recent growth of Zeo and the adviser’s growth projections and determined that new breakpoints were not necessary.

Profitability. The Trustees considered the profits that were realized by the adviser in connection with the operation of the Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the services provided to the Fund. They reviewed the profitability analysis provided by the adviser and agreed that profits, both in terms of actual dollars and as a percent of total revenue, were not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the shareholders of Zeo.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2019

Zeo Sustainable Credit Fund (Adviser - Zeo Capital Advisors, LLC)*

In connection with the regular meeting held on March 27-28, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Zeo Capital Advisors, LLC (“ZCA”) or (“Adviser”) and the Trust, with respect to the Zeo Sustainable Credit Fund (referred to as the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that ZCA was founded in 2009, specialized in fixed income investment strategies, and had approximately $354 million in assets under management, primarily from a short duration income fund and separately managed accounts. The Trustees discussed the background information of the personnel responsible for servicing the Fund, noting the February 2019 departure of one portfolio manager. The Trustees then confirmed with ZCA that the departure would not negatively impact the level of services provided. They discussed the adviser’s investment process, noting that it utilized market screens and discussions with active market participants and research analysts to initially identify investment opportunities, which was then followed by deep fundamental analysis. The Trustees discussed the adviser’s risk management process, noting how the adviser sought to mitigate interest rate risk, credit risk and liquidity risk. The Trustees observed that the adviser monitored compliance with the Fund’s investment limitations through a proprietary technology platform on a daily basis. They discussed the adviser’s broker selection process and methods for determining best execution, noting that the adviser took a variety of factors into consideration. The Trustees noted that the adviser had remained disciplined and consistent with its investment process that emphasized risk management and detailed analysis. The Trustees noted their familiarity with ZCA from their experience with the Zeo Fund that ZCA managed within the Trust. The Trustees concluded that ZCA was expected to provide high quality service to the Fund for the benefit of shareholders.

Performance. The Trustees noted that although the Fund was not operational and without historical performance, ZCA would implement many of the same successful methods employed for Zeo and ZCA’s separately managed accounts. The Trustees noted that the Fund’s objective was to seek risk-adjusted total returns consisting of income and moderate capital appreciation. They discussed the Fund’s strategy, highlighting the adviser’s bottom-up investment process investing in companies that were industry leaders with sustainable business practices. They noted ZCA’s assertion that the Fund’s strategy was different from the strategies generally used by funds in the high yield bond category, which made comparison of Fund performance to the category less meaningful, and they agreed that the assertion appeared reasonable due to the Fund’s focus on longer duration credit. After discussion, the Trustees concluded that ZCA was qualified and should be allowed the opportunity, to select investments in sustainable credit for investors.

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2019

Fees and Expenses. The Trustees noted that the proposed advisory fee of 0.75% was higher than the Broadridge peer group median and average and its believed to be Morningstar category median and average, but within the range of both groups. The Trustees considered the adviser’s explanation that the execution of the Fund’s strategy would require the application of a more rigorous and selective approach. The Trustees noted that Zeo Sustainable would apply a similar approach to Zeo and noted that the fees for both Funds were the same. The Trustees also noted that the Fund’s estimated net expense ratio of 1.25% was higher than its peer group median and average and its Morningstar category median and average, but considered the adviser’s explanation that Zeo Sustainable’s overall expenses would decrease as the Fund achieved economies of scale. Based on these factors, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees noted that based on estimated assets over the initial two-year term of the investment advisory agreement, it was premature to make a determination about economies of scale. The Trustees agreed that the uncertainty of Fund related expenses, as well as the adviser’s operational expenses, over a two-year period make meaningful negotiation of breakpoints impractical, and they appreciated the adviser’s willingness to discuss future breakpoints as the Fund’s assets increase.

Profitability. The Trustees considered the estimated profitability to be realized by the adviser in connection with the operation of the Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to the Fund. They reviewed the estimated profitability analysis provided by the adviser, which assumed $20 million average net assets in the first year and $40 million average net assets in the second year and agreed that the estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that approval of the advisory agreement was in the best interests of future shareholders of Zeo Sustainable.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-936-3863 or by referring to the SEC website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-936-3863.

INVESTMENT ADVISOR
Zeo Capital Advisors, LLC
1 Montgomery Street, Suite 3450
San Francisco, CA 94104

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/6/20

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 1/6/20